BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communications - 4.0%
Entertainment Content - 2.5%
Vivendi SE (a)	34,370	$ 1,251,650

Telecommunications - 1.5%
Vodafone Group plc - ADR	42,500	784,975

Consumer Discretionary - 2.8%
Apparel & Textile Products - 2.8%
LVMH Moet Hennessy Louis Vuitton SE (a)	1,803	1,444,160

Consumer Staples - 13.2%
Beverages - 7.3%
Coca-Cola Company (The)	18,665	1,031,988
Coca-Cola European Partners plc	20,430	1,236,423
Diageo plc - ADR	7,671	1,482,421
		3,750,832
Food - 2.6%
Nestlé S.A. - ADR	11,050	1,366,554

Household Products - 1.9%
Unilever plc - ADR	16,320	978,710

Wholesale - Consumer Staples - 1.4%
Bunge Ltd.	8,075	701,072

Energy - 4.3%
Oil & Gas Producers - 4.3%
BP plc (a)	300,000	1,306,779
Kinder Morgan, Inc.	48,315	886,097
		2,192,876
Financials - 18.2%
Banking - 6.4%
Ing Groep N.V. - ADR	78,000	1,089,660
JPMorgan Chase & Company	13,308	2,185,706
		3,275,366

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Financials - 18.2% (Continued)
Institutional Financial Services - 6.4%
Morgan Stanley	19,800	$ 1,800,810
State Street Corporation	17,100	1,487,358
		3,288,168
Insurance - 2.5%
Allianz SE (a)	4,744	1,259,734

Specialty Finance - 2.9%
American Express Company	9,345	1,496,415

Health Care - 17.5%
Biotech & Pharma - 7.5%
AstraZeneca plc - ADR	24,700	1,402,219
Johnson & Johnson	9,222	1,560,823
Novo Nordisk A/S - ADR	11,500	907,350
		3,870,392
Medical Equipment & Devices - 10.0%
Abbott Laboratories	8,240	961,196
EssilorLuxottica S.A. (a)	7,820	1,357,679
Koninklijke Philips N.V.	18,969	1,071,369
Medtronic plc	13,770	1,743,145
		5,133,389
Industrials - 13.1%
Aerospace & Defense - 3.2%
Raytheon Technologies Corporation	18,300	1,623,393

Commercial Support Services - 2.0%
Compass Group plc (a) (b)	45,000	1,025,720

Machinery - 2.8%
Caterpillar, Inc.	6,060	1,460,945

Transportation & Logistics - 5.1%
Deutsche Post AG (a)	20,950	1,422,953
Union Pacific Corporation	5,300	1,191,069
		2,614,022

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Materials - 4.7%
Chemicals - 4.7%
Air Liquide S.A. (a)	5,487	$ 933,087
CF Industries Holdings, Inc.	11,565	614,911
Dow, Inc.	12,715	869,960
		2,417,958
Real Estate - 2.6%
REITs - 2.6%
Crown Castle International Corporation	7,065	1,338,817

Technology - 13.7%
Semiconductors - 9.8%
Broadcom, Inc.	2,295	1,083,997
Intel Corporation	12,000	685,440
QUALCOMM, Inc.	8,979	1,208,035
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,030	942,401
Texas Instruments, Inc.	5,800	1,100,956
		5,020,829
Software - 3.9%
Microsoft Corporation	8,000	1,997,440

Utilities - 1.8%
Electric Utilities - 1.8%
NextEra Energy, Inc.	12,400	907,928

Total Common Stocks (Cost $33,631,234)		$ 49,201,345

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Government Obligations Fund - Class Z, 0.02% (c) (Cost $2,020,612)	2,020,612	$ 2,020,612

Investments at Value - 99.9% (Cost $35,651,846)		$ 51,221,957

Other Assets in Excess of Liabilities - 0.1%		67,805

Net Assets - 100.0%		$ 51,289,762

ADR	- American Depositary Receipt

(a)	Despite the availability of a closing price, security has been fair valued by an independent pricing service and is therefore classified as a Level 2 security within the fair value hierarchy.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2021.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2021 (Unaudited)

Country	Value	% of Net Assets
United States	$ 25,493,284	49 .7%
United Kingdom	8,217,247	16 .0%
France	4,986,576	9 .7%
Germany	2,682,687	5 .2%
Netherlands	2,161,029	4 .2%
Ireland	1,743,145	3 .4%
Switzerland	1,366,554	2 .7%
Taiwan Province of China	942,401	1 .8%
Denmark	907,350	1 .8%
Bermuda	701,072	1 .4%
	$ 49,201,345	95 .9%